Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

December 2025	01/20/2026	14	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/2030	$816,010,000.00		4.62%			4.62%
Class A-1b	11/22/27	11/20/2030	$75,000,000.00	29	SOFR +0.42%	01/12/2026	3.70834%	4.13%
Class B	11/22/27	11/20/2030	$68,120,000.00		4.82%			4.82%
Class C	11/22/27	11/20/2030	$40,870,000.00		4.99%			4.99%

Total			$1,000,000,000.00

Series 2024-8 Allocation % x Group One Available Funds	$71,883,194.18
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$71,883,194.18

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$72.77	$72.77	$0.00	$0.00	$71,883,121.41
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$71,883,121.41
Asset Representations Reviewer Fee	$40.53	$40.53	$0.00	$0.00	$71,883,080.88
Supplemental ARR Fee	$162.10	$162.10	$0.00	$0.00	$71,882,918.78
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$71,881,668.78
Servicing Fee	$771,032.89	$771,032.89	$0.00	$0.00	$71,110,635.89
Class A-1a Note Interest	$3,141,638.50	$3,141,638.50	$0.00	$0.00	$67,968,997.39
Class A-1b Note Interest	$249,420.54	$249,420.54	$0.00	$0.00	$67,719,576.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,719,576.85
Class B Note Interest	$273,615.33	$273,615.33	$0.00	$0.00	$67,445,961.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,445,961.52
Class C Note Interest	$169,951.08	$169,951.08	$0.00	$0.00	$67,276,010.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$67,276,010.44
Class R Interest	$67,276,010.44	$67,276,010.44	$0.00	$0.00	$0.00

Total	$71,883,194.18	$71,883,194.18	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b	$0.00	$0.00	$249,420.54	$0.00	$0.00	$249,420.54
Class B	$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C	$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total	$0.00	$0.00	$3,834,625.45	$0.00	$0.00	$3,834,625.45

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$1,000.00	$3.33	$0.00	$3.33	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.83	$0.00	$3.83	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.